Shareholders’ Equity (Details) - USD ($)														1 Months Ended										12 Months Ended
	Dec. 31, 2024	Mar. 06, 2024	Feb. 06, 2024	May 12, 2023	May 05, 2023	Feb. 17, 2023	Jul. 12, 2022	Apr. 08, 2022	Mar. 14, 2022	Feb. 13, 2022	Jan. 20, 2022	Sep. 28, 2021	Feb. 04, 2021	Apr. 17, 2023	Feb. 13, 2023	Jun. 22, 2022	Jun. 16, 2022	May 24, 2022	Mar. 22, 2022	Jan. 25, 2022	Sep. 28, 2021	Mar. 25, 2021	Sep. 21, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2023	Apr. 19, 2023	Mar. 01, 2023	Jan. 31, 2023	Jan. 01, 2023	Apr. 26, 2022	Feb. 25, 2022	Aug. 20, 2021	Mar. 31, 2020	Mar. 13, 2020	Feb. 05, 2020
Shareholders’ Equity (Details) [Line Items]
Ordinary share increased (in Dollars per share)																									$ 0.12	$ 0.12	[1]
Fractional shares canceled						2,339
Deposit equity interests rate																	100.00%								99.07%
Cancelled shares										243,000								2
Ordinary shares		120,000		2,580,600	1,720,430						7,919,997				243,000					260,000					20							2,947,150	172,000	262,500
Additional ordinary shares				387,090	258,064
Public offering price (in Dollars per share)				$ 4.65	$ 4.65
Gross proceeds (in Dollars)				$ 13,800,000	$ 9,200,000																$ 15,000,000
Conversion price (in Dollars per share)														$ 7.2											$ 5.4
Warrants shares																									128,901											6,007,942
Warrants issued																									2,013,759	8,021,701
Warrants outstanding																									2,013,759	2,013,759
Public warrant (in Dollars per share)												$ 0.16													$ 6.4
Private warrant (in Dollars per share)												0.18													$ 7.2
Restricted ordinary share		1,091																							10,500,000
Issued restricted ordinary shares														172,000						260,000					60,000
Aggregate ordinary shares								8,739,351															49,000
Total shares issued.																						1,091
Shares issued (in Dollars)																																								$ 17,235
Employees total shares																				6,500
Ordinary shares issuable											11,879,993		1,091			3,780,000			2,142,852						197,999
Warrants exercise price per share (in Dollars per share)											$ 1.3
Warrants exercisable (in Dollars)																									$ 506,692	$ 3,014,710	[2]		[2]
Purchase share																									1
Adjusted price share (in Dollars per share)																									$ 18.4
Exercise price increased (in Dollars per share)																									$ 6.4
Purchased ordinary shares																									139,547
Received ordinary shares																									2,790,959
Ordinary shares																									69,773
Net proceeds (in Dollars)																									$ 1,230,000
Exercise price of warrants (in Dollars per share)																									$ 7.2
Warrants to receive																									40
Ordinary shares unit (in Dollars per share)																									$ 0.12						$ 0.12
Ordinary shares, authorized																									300,000,000	7,500,000
Acquire shares issued																						43,700
Ordinary shares, issued																									41,666																1,666,666
Ordinary shares, par value (in Dollars per share)												$ 0.003									$ 0.003
Warrant to ordinary shares per unit (in Dollars per share)																					4.15
Ordinary shares unit																									2,500,000
Price per warrant (in Dollars per share)																									$ 0.46
Volatility percentage																									17.06%
Expected warrant life																									5 years
Annual interest rate																									2.50%
Share capital (in Dollars)																														$ 52,069	$ 50,000
Total ordinary shares issued																														433,677
Subscription receivable (in Dollars)																												$ 50,000
Related party receivable / loan written off (in Dollars)																														$ 380,000
Ordinary shares, split share issued																															416,442
Public Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Public warrant (in Dollars per share)																									$ 0.16
Private Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Private warrant (in Dollars per share)																									$ 0.18
Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants shares																										8,195,641
Warrants description																									If any holder exercises one warrant, one-40th (1/40) ordinary share will be received in cash (by Cash in Lieu), holders must exercise at least 40 warrants to receive 1 ordinary share.Equity transactions subsequent to fiscal year 2023:The Company completed the separation with Handshake that the returning 1,091 restricted ordinary shares was cancelled on March 4, 2024 (Note 1).On March 6, 2024, the Company issued an aggregate number of 120,000 restricted ordinary shares to three independent directors on the Board of Directors, representing 60,000 restricted ordinary shares for their service performed in 2023 and 60,000 restricted ordinary shares for their service to be performed in 2024 (Note 20).Equity transactions in fiscal year 2022:On June 16, 2022, a total of 3,780,000 shares were issued to acquire 100% of the equity interests in Beijing Wanjia. As a result of the 2023 share consolidation, consideration became a total of 94,500 shares issued.On June 16, 2022, a total of 9,720,000 shares were issued as a deposit to acquire 100% of the equity interests in seven Kewei Group companies. On September 13, 2022, the Company and the shareholders of seven Kewei Group companies signed a termination agreement to terminate such acquisition. After the 2023 share consolidation, the 9,720,000 shares issued became 243,000 shares, which were returned and cancelled on February 13, 2023 (see Note 23). On May 24, 2022, a total of 113 shares were cancelled as per shareholders’ request. As a result of the 2023 share consolidation, the cancelled shares became 2 shares.On April 8, 2022, the Company completed another private placement with certain investors that the Company agreed to sell to such investors an aggregate of 8,739,351 ordinary shares. As a result of the 2023 share consolidation, ordinary shares issued to certain investors became a total of 218,484 shares.On March 14, 2022, a total of 2,142,582 shares were issued to acquire 100% of the equity interests in Shenzhen GFAI and Guangzhou GFAI. As a result of the 2023 share consolidation, consideration became a total of 53,571 shares issued.On February 25, 2022 and April 26, 2022, the Company issued 10,000 and 10,000 ordinary shares, respectively, totaling 20,000 ordinary shares to the vendor as compensation for serving the Company. As a result of the 2023 share consolidation, compensation expense became a total of 500 shares issued (Note 20).On January 25, 2022, the Company granted and issued 260,000 restricted ordinary shares to certain employees under the Company’s 2022 Equity Incentive Plan. As a result of the 2023 share consolidation, the number of restricted ordinary shares issued to certain employees became a total of 6,500 shares (Note 20).On January 20, 2022, the Company completed a private placement with certain investors to issue (i) 7,919,997 ordinary shares; and (ii) 11,879,993 ordinary shares issuable upon the exercise of warrants, at an exercise price of $1.30 per share. As a result of the 2023 share consolidation, ordinary shares issued to certain investors became a total of 197,999 shares the exercise price of warrants became $52 to purchase 1 share.After the two private placements and the issuance of a convertible note (Note 15), the exercise price of both the Company’s IPO warrants which were issued on September 28, 2021 and private warrants which were issued on January 20, 2022, were adjusted to $0.16 and $0.18, respectively pursuant to the antidilution provisions of warrants. As a result of the 2023 share consolidation, the exercise price was proportionately increased from $0.16 to $6.40 and from $0.18 to $7.20, respectively.
Outstanding warrants shares							5,581,918
Purchase aggregate shares							5,581,918
Warrant exercise price (in Dollars per share)																					$ 5.1875
private placements [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares								218,484
Initial Public Offering [Member]
Shareholders’ Equity (Details) [Line Items]
Deposit equity interests rate												125.00%									125.00%
Warrants exercisable (in Dollars)																					$ 207.5
Exercise price increased (in Dollars per share)																									$ 0.16
Ordinary shares unit (in Dollars per share)												$ 0.12									$ 0.12
Ordinary shares, issued												3,614,458									3,614,458
Warrant exercise price (in Dollars per share)																					$ 166
Ordinary shares unit																					90,309
Private Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price of warrants (in Dollars per share)																									$ 0.18
Cash in Lieu [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares issuable																									1
Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares																																										16,666,663
Exercise price increased (in Dollars per share)																									$ 7.2
Exercise price (in Dollars per share)							$ 1.15
Shares exercise price (in Dollars per share)																									46
Exercise price of warrants (in Dollars per share)																									6.4
Ordinary shares, authorized																																							300,000,000
Maximum [Member] | private placements [Member]
Shareholders’ Equity (Details) [Line Items]
Adjusted price share (in Dollars per share)											0.16
Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares																																										100,000,000
Exercise price increased (in Dollars per share)																									0.18
Exercise price (in Dollars per share)							$ 0.238
Shares exercise price (in Dollars per share)																									9.52
Exercise price of warrants (in Dollars per share)																									$ 0.16
Ordinary shares, authorized																																							100,000,000
Minimum [Member] | private placements [Member]
Shareholders’ Equity (Details) [Line Items]
Adjusted price share (in Dollars per share)											$ 0.18
Cayman Islands [Member] | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary share increased (in Dollars per share)																																			$ 0.003
Cayman Islands [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary share increased (in Dollars per share)																																			$ 0.12
Beijing Wanjia [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares																	3,780,000
Restricted ordinary share																	3,780,000
Equity interests rate																	100.00%
Total shares issued																	94,500
Ordinary shares issuable																94,500
Seven Kewei Group companies [Member]
Shareholders’ Equity (Details) [Line Items]
Deposit equity interests rate																	100.00%
Ordinary shares																	9,720,000
Total shares issued deposit																	9,720,000
Seven Kewei Group companies [Member] | Subsequents Event [Member]
Shareholders’ Equity (Details) [Line Items]
Cancelled shares															243,000
Shareholders [Member]
Shareholders’ Equity (Details) [Line Items]
Cancelled shares																		113
Ordinary shares, issued																																								689,427
Total ordinary shares issued																														17,356,090
Shareholders [Member] | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares unit (in Dollars per share)																																							$ 0.003
Shareholders [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares unit (in Dollars per share)																																							$ 0.001
Shenzhen GFAI [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares									2,142,582										53,571
Equity interests rate percentage									100.00%
Total shares issued.									53,571
Vendor Service Company [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares																																						20,000
Shares issued (in Dollars)																																					$ 500
Vendor Service Company [Member] | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares																																						10,000
Vendor Service Company [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares																																					10,000
Forecast [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted ordinary share			1,091
Issued restricted ordinary shares	60,000																							60,000
Issued capital [member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, authorized																									7,500,000
Issued capital [member] | Cayman Islands [Member] | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares authorized																									7,500,000
Issued capital [member] | Cayman Islands [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares authorized																									300,000,000
Warrants [member]
Shareholders’ Equity (Details) [Line Items]
Warrants exercisable (in Dollars)																									$ 52
Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares																															16,666,663
Ordinary shares unit (in Dollars per share)																															$ 0.003

[1]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).